SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses for goodwill	¥ 0	¥ 0	¥ 0